Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.70263%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$440,281.67

Principal:
Principal Collections	$10,208,154.31
Prepayments in Full	$3,241,608.15
Liquidation Proceeds	$100,739.47
Recoveries	$48,276.62
Sub Total	$13,598,778.55
Collections	$14,039,060.22

Purchase Amounts:
Purchase Amounts Related to Principal	$207,005.79
Purchase Amounts Related to Interest	$1,055.88
Sub Total	$208,061.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,247,121.89

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,247,121.89
Servicing Fee	$118,062.78	$118,062.78	$0.00	$0.00	$14,129,059.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,129,059.11
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,129,059.11
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,129,059.11
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,129,059.11
Interest - Class A-4 Notes	$9,946.89	$9,946.89	$0.00	$0.00	$14,119,112.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,119,112.22
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$14,025,153.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,025,153.22
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$13,957,287.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,957,287.80
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$13,874,068.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,874,068.22
Regular Principal Payment	$13,274,605.01	$13,274,605.01	$0.00	$0.00	$599,463.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$599,463.21
Residual Released to Depositor	$0.00	$599,463.21	$0.00	$0.00	$0.00
Total		$14,247,121.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,274,605.01
Total					$13,274,605.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,554,599.53	$56.98	$9,946.89	$0.08	$7,564,546.42	$57.06
Class B Notes	$5,720,005.48	$103.49	$93,959.00	$1.70	$5,813,964.48	$105.19
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$13,274,605.01	$7.06	$254,990.89	$0.14	$13,529,595.90	$7.20

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$7,554,599.53	0.0569771	$0.00	0.0000000
Class B Notes	$55,270,000.00	1.0000000	$49,549,994.52	0.8965080
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$136,524,599.53	0.0726442	$123,249,994.52	0.0655808

Pool Information
Weighted Average APR	3.681%	3.714%
Weighted Average Remaining Term	18.06	17.43
Number of Receivables Outstanding	21,243	20,000
Pool Balance	$141,675,341.89	$127,808,895.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$136,524,599.53	$123,249,994.52
Pool Factor	0.0729759	0.0658334

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$4,558,900.67
Targeted Overcollateralization Amount	$4,558,900.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,558,900.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$108,938.98
(Recoveries)		174	$48,276.62
Net Loss for Current Collection Period			$60,662.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5138%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7726%
Second Prior Collection Period			0.6066%
Prior Collection Period			0.0648%
Current Collection Period			0.5403%
Four Month Average (Current and Prior Three Collection Periods)			0.4961%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,855	$18,676,103.06
(Cumulative Recoveries)			$3,775,335.05
Cumulative Net Loss for All Collection Periods			$14,900,768.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7675%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,724.45
Average Net Loss for Receivables that have experienced a Realized Loss			$2,173.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.41%	309	$3,078,440.05
61-90 Days Delinquent	0.29%	23	$365,583.57
91-120 Days Delinquent	0.10%	9	$122,789.64
Over 120 Days Delinquent	0.64%	60	$816,133.36
Total Delinquent Receivables	3.43%	401	4,382,946.62

Repossession Inventory:
Repossessed in the Current Collection Period		13	$164,197.01
Total Repossessed Inventory		15	$195,195.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4519%
Prior Collection Period			0.4425%
Current Collection Period			0.4600%
Three Month Average			0.4515%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer